INCOME TAX - Additional Information (Details) ¥ in Thousands, MOP$ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 MOP (MOP$)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 MOP (MOP$)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 MOP (MOP$)	Jun. 30, 2021 USD ($)	Dec. 31, 2008	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Income Tax Disclosure [Line Items]
Undistributed Earnings of Foreign Subsidiaries (in dollars)		$ 1,175,411			$ 1,063,353				¥ 7,862,502	¥ 7,080,218
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				15.00%	15.00%
Withholding tax rate profits of subsidiaries earned								10.00%
Withholding Tax On Capital Gain		4,898
Distributed Earnings		48,983	¥ 355,633
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax		63,716			$ 63,716
Unrecognised tax benefits that would impact tax rate		0			0
Unrecognised tax benefits income tax penalty and expense		$ 0			0		$ 0
SINGAPORE [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%	17.00%
Operating Loss Carryforwards (in dollars)					$ 85,421
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%	24.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%
Macau [Member]
Income Tax Disclosure [Line Items]
Taxable profits threshold limit maximum | MOP$	MOP$ 300,000			MOP$ 300,000		MOP$ 300,000
Taxable Profits Threshold Limit Minimum | MOP$	300,000			300,000		300,000
Profits exempt from taxation | MOP$	MOP$ 32,000			MOP$ 32,000		MOP$ 32,000
Complementary tax rate percentage one	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
INDIA [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.00%	30.00%	30.00%
Operating Loss Carryforwards (in dollars)					$ 795
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%	10.00%	10.00%
ID [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	22.00%	22.00%	22.00%
INDONESIA
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards (in dollars)					1,881
Macau, Patacas
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards (in dollars)					3,114
Macau, Patacas | Minimum [Member]
Income Tax Disclosure [Line Items]
Complementary tax rate percentage minimum						3.00%	3.00%
Macau, Patacas | Maximum [Member]
Income Tax Disclosure [Line Items]
Complementary tax rate percentage minimum						9.00%	9.00%
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Operating Loss Carryforwards (in dollars)		$ 0
Withholding Tax On Capital Gain		0			3,692		$ 0
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries		105,529			93,945
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax		$ 1,119,008			$ 1,003,166
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				10.00%	10.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%	15.00%
Beijing Hollysys Industrial Software Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential				15.00%	15.00%
Beijing Hollysys Intelligent Techonologies Limited [Member] | October 2021 to October 2024 [Member]
Income Tax Disclosure [Line Items]
Enterprise income tax rate percentage	15.00%	15.00%	15.00%
Hollysys Control Technology Company Limited [Member] | Three To Five Years [Member]
Income Tax Disclosure [Line Items]
Percentage reduction in income tax on the calculated amount	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%